Note 4 - Fair Value Measurements - Unrealized Gain (Loss) on Investments (Details) - USD ($) $ in Millions	Sep. 30, 2017	Jun. 30, 2017	Jun. 30, 2016
At Cost	$ 31.5	$ 31.8	$ 20.7
Unrealized Gains			0.1
Unrealized (Losses)
Fair Value	31.5	31.8	20.8
Money Market Funds [Member]
At Cost	6.3	5.9	1.5
Unrealized Gains
Unrealized (Losses)
Fair Value	6.3	5.9	1.5
Commercial Paper [Member]
At Cost	15.5	8.5
Unrealized Gains
Unrealized (Losses)
Fair Value	15.5	8.5
US Government Agencies Debt Securities [Member]
At Cost			2.0
Unrealized Gains
Unrealized (Losses)
Fair Value			2.0
Corporate Note Securities [Member]
At Cost	9.7	17.4	2.9
Unrealized Gains			0.1
Unrealized (Losses)
Fair Value	$ 9.7	$ 17.4	3.0
US Treasury Securities [Member]
At Cost			7.0
Unrealized Gains
Unrealized (Losses)
Fair Value			7.0
Certificates of Deposit [Member]
At Cost			7.3
Unrealized Gains
Unrealized (Losses)
Fair Value			$ 7.3